Income Tax Expense - Components of Provision for Income Tax (Expense) Recovery (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Current	$ (8,410)	$ (4,283)	$ (11,221)	$ (5,945)
Deferred	(336)	756	(1,642)	(601)
Income tax expense	$ (8,746)	$ (3,527)	$ (12,863)	$ (6,546)